SHAREHOLDERS' EQUITY - Preferred Stock Shares (Details) - HEALTHCOR CATALIO ACQUISITION CORP	Sep. 30, 2021 Vote $ / shares shares	Jan. 26, 2021 shares	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Preferred shares, shares authorized	5,000,000		5,000,000
Preferred stock, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000		500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	614,000		0
Common shares, shares outstanding	614,000		0
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000		50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1		1
Common shares, shares issued (in shares)	5,175,000		5,175,000
Common shares, shares outstanding	5,175,000	5,175,000	5,175,000
Common stock subject to redemption
Class of Stock [Line Items]
Temporary equity, shares issued	20,700,000
Temporary equity, shares outstanding	20,700,000